PGIM Jennison Blend Fund
Schedule of Investments as of May 31, 2019 (unaudited)
Description	Shares	Value
Long-Term Investments 97.4%
Common Stocks
Aerospace & Defense 3.5%
Airbus SE (France)	42,373	$ 5,441,043
Boeing Co. (The)	42,730	14,596,995
Safran SA (France)	47,664	6,266,111
United Technologies Corp.	42,216	5,331,881
		31,636,030
Airlines 0.1%
Spirit Airlines, Inc.*	26,008	1,198,449
Auto Components 0.2%
Dorman Products, Inc.*	7,119	581,337
Stoneridge, Inc.*	27,859	725,170
		1,306,507
Banks 8.9%
Atlantic Union Bankshares Corp.	65,300	2,109,190
Bank of America Corp.	386,976	10,293,562
BankUnited, Inc.	137,375	4,461,940
BB&T Corp.(a)	137,145	6,411,529
Brookline Bancorp, Inc.	136,135	1,953,537
Byline Bancorp, Inc.*	49,802	929,305
Citigroup, Inc.	122,392	7,606,663
Eagle Bancorp, Inc.	12,558	666,579
East West Bancorp, Inc.	113,050	4,829,496
First Bancorp	74,939	2,653,590
First Commonwealth Financial Corp.	52,282	657,185
First Financial Bancorp	40,715	908,759
Great Western Bancorp, Inc.	50,127	1,557,446
Home BancShares, Inc.	87,052	1,525,151
Independent Bank Corp.(a)	9,069	628,935
International Bancshares Corp.	45,745	1,667,863
JPMorgan Chase & Co.	120,285	12,745,398
OFG Bancorp (Puerto Rico)	44,272	831,428
Pinnacle Financial Partners, Inc.	60,333	3,194,632
PNC Financial Services Group, Inc. (The)	56,095	7,138,650
Renasant Corp.	49,103	1,659,681
Seacoast Banking Corp. of Florida*	75,792	1,757,616
Wintrust Financial Corp.	44,709	3,028,588
		79,216,723

PGIM Jennison Blend Fund
Schedule of Investments as of May 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Beverages 0.5%
Constellation Brands, Inc. (Class A Stock)	15,978	$ 2,819,318
MGP Ingredients, Inc.(a)	24,213	1,457,865
		4,277,183
Biotechnology 2.0%
Alexion Pharmaceuticals, Inc.*	37,966	4,315,975
Amicus Therapeutics, Inc.*	245,722	2,769,287
Audentes Therapeutics, Inc.*	24,930	875,542
BioMarin Pharmaceutical, Inc.*	42,078	3,460,495
Emergent BioSolutions, Inc.*	12,671	505,826
Genomic Health, Inc.*	13,184	688,864
Ligand Pharmaceuticals, Inc.*(a)	12,223	1,312,506
Madrigal Pharmaceuticals, Inc.*(a)	6,631	612,704
Mirati Therapeutics, Inc.*(a)	26,513	1,797,316
Natera, Inc.*	83,693	1,916,570
		18,255,085
Building Products 1.2%
Armstrong World Industries, Inc.	3,374	299,274
Continental Building Products, Inc.*	47,818	1,091,207
JELD-WEN Holding, Inc.*	39,948	754,617
Johnson Controls International PLC(a)	137,002	5,277,317
PGT Innovations, Inc.*	159,501	2,386,135
Universal Forest Products, Inc.	33,892	1,093,017
		10,901,567
Capital Markets 1.0%
BrightSphere Investment Group PLC	243,680	2,617,123
Cohen & Steers, Inc.	17,893	916,480
Goldman Sachs Group, Inc. (The)	23,277	4,247,820
Moelis & Co. (Class A Stock)	26,894	854,691
		8,636,114
Chemicals 1.4%
Ferro Corp.*	136,833	1,852,719
FMC Corp.	35,615	2,615,922
Linde PLC (United Kingdom)	35,671	6,440,399
PolyOne Corp.	63,165	1,587,336
		12,496,376

PGIM Jennison Blend Fund
Schedule of Investments as of May 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Commercial Services & Supplies 0.6%
Advanced Disposal Services, Inc.*	29,970	$ 963,236
Covanta Holding Corp.	4,595	77,472
Healthcare Services Group, Inc.(a)	41,041	1,297,306
Knoll, Inc.	57,273	1,124,842
Mobile Mini, Inc.	67,165	2,059,950
		5,522,806
Communications Equipment 1.0%
Cisco Systems, Inc.	179,035	9,315,191
Construction & Engineering 0.4%
Great Lakes Dredge & Dock Corp.*	269,461	2,867,065
MasTec, Inc.*	14,895	692,469
		3,559,534
Construction Materials 0.3%
Summit Materials, Inc. (Class A Stock)*	161,189	2,253,422
Consumer Finance 1.0%
Capital One Financial Corp.	61,372	5,270,013
SLM Corp.	347,968	3,309,176
		8,579,189
Diversified Consumer Services 0.1%
K12, Inc.*	23,818	728,116
Diversified Telecommunication Services 1.1%
Bandwidth, Inc. (Class A Stock)*	27,890	2,023,977
Cogent Communications Holdings, Inc.	30,937	1,809,814
Verizon Communications, Inc.	115,973	6,303,133
		10,136,924
Electric Utilities 2.5%
American Electric Power Co., Inc.	135,764	11,691,996
El Paso Electric Co.	42,208	2,456,506
Exelon Corp.	163,693	7,870,359
		22,018,861

PGIM Jennison Blend Fund
Schedule of Investments as of May 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Electrical Equipment 0.6%
Atkore International Group, Inc.*	42,488	$ 993,794
Emerson Electric Co.	72,584	4,372,460
		5,366,254
Electronic Equipment, Instruments & Components 0.4%
Anixter International, Inc.*	14,118	753,336
AVX Corp.	73,482	1,086,799
Tech Data Corp.*	10,510	952,732
Vishay Intertechnology, Inc.	59,949	913,623
		3,706,490
Energy Equipment & Services 0.5%
Archrock, Inc.	76,243	676,275
Cactus, Inc. (Class A Stock)*	38,185	1,242,922
Helix Energy Solutions Group, Inc.*	85,982	581,238
Schlumberger Ltd.	66,168	2,295,368
		4,795,803
Entertainment 1.9%
IMAX Corp.*	78,116	1,699,804
Netflix, Inc.*	31,700	10,881,976
Walt Disney Co. (The)	34,221	4,518,541
		17,100,321
Equity Real Estate Investment Trusts (REITs) 4.7%
American Tower Corp.	66,553	13,894,270
CareTrust REIT, Inc.	41,849	1,017,349
Chesapeake Lodging Trust	9,059	260,627
Colony Capital, Inc.	129,046	669,749
Columbia Property Trust, Inc.	84,527	1,807,187
CoreCivic, Inc.	37,521	821,710
Cousins Properties, Inc.	32,632	295,320
Crown Castle International Corp.	51,059	6,638,181
Gaming & Leisure Properties, Inc.	30,978	1,223,321
Hersha Hospitality Trust	86,364	1,472,506
Independence Realty Trust, Inc.	256,656	2,818,083
Lexington Realty Trust	119,438	1,095,246
LTC Properties, Inc.	38,452	1,720,727
Mack-Cali Realty Corp.	17,590	399,645
National Storage Affiliates Trust	61,710	1,838,341
QTS Realty Trust, Inc. (Class A Stock)	25,223	1,164,546

PGIM Jennison Blend Fund
Schedule of Investments as of May 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Retail Opportunity Investments Corp.	62,101	$ 1,039,571
Sabra Health Care REIT, Inc.	31,964	616,585
Summit Hotel Properties, Inc.	128,444	1,468,115
Washington Prime Group, Inc.	196,914	807,347
Xenia Hotels & Resorts, Inc.	59,035	1,234,422
		42,302,848
Food & Staples Retailing 2.2%
Costco Wholesale Corp.	28,033	6,716,146
Performance Food Group Co.*	112,397	4,422,822
Walmart, Inc.	87,209	8,846,481
		19,985,449
Food Products 1.7%
Adecoagro SA (Argentina)*	159,618	1,061,460
B&G Foods, Inc.(a)	78,728	1,728,080
Conagra Brands, Inc.	151,657	4,059,858
Darling Ingredients, Inc.*	77,722	1,468,946
Mondelez International, Inc. (Class A Stock)	137,396	6,986,586
		15,304,930
Gas Utilities 0.2%
New Jersey Resources Corp.	36,846	1,748,343
Health Care Equipment & Supplies 2.8%
Avedro, Inc.*	25,634	468,077
Edwards Lifesciences Corp.*	31,640	5,400,948
Glaukos Corp.*(a)	32,380	2,087,862
Globus Medical, Inc. (Class A Stock)*	15,536	610,565
Integra LifeSciences Holdings Corp.*	29,081	1,355,175
Intuitive Surgical, Inc.*	12,700	5,903,595
Merit Medical Systems, Inc.*	30,620	1,580,911
Novocure Ltd.*	15,399	817,995
Silk Road Medical, Inc.*	6,276	267,734
Zimmer Biomet Holdings, Inc.	55,793	6,356,496
		24,849,358
Health Care Providers & Services 1.5%
Acadia Healthcare Co., Inc.*(a)	38,695	1,246,753
Amedisys, Inc.*	8,939	1,003,939
Ensign Group, Inc. (The)	22,362	1,191,000

PGIM Jennison Blend Fund
Schedule of Investments as of May 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Health Care Providers & Services (cont’d.)
Guardant Health, Inc.*(a)	14,353	$ 1,103,459
HealthEquity, Inc.*	18,328	1,197,918
Laboratory Corp. of America Holdings*	32,334	5,257,832
Premier, Inc. (Class A Stock)*	39,858	1,464,781
Select Medical Holdings Corp.*	65,214	916,257
		13,381,939
Health Care Technology 0.5%
Tabula Rasa HealthCare, Inc.*(a)	39,574	1,787,557
Teladoc Health, Inc.*(a)	45,190	2,626,443
		4,414,000
Hotels, Restaurants & Leisure 2.2%
BJ’s Restaurants, Inc.	15,440	646,782
Brinker International, Inc.	18,871	708,983
Marriott International, Inc. (Class A Stock)	28,902	3,608,126
McDonald’s Corp.	27,039	5,361,023
Penn National Gaming, Inc.*	43,046	811,417
Planet Fitness, Inc. (Class A Stock)*	64,216	4,910,597
Texas Roadhouse, Inc.	14,993	768,541
Wingstop, Inc.	34,027	2,711,271
		19,526,740
Household Durables 0.2%
Ethan Allen Interiors, Inc.	58,895	1,249,752
TRI Pointe Group, Inc.*	76,662	942,943
		2,192,695
Independent Power & Renewable Electricity Producers 0.2%
NextEra Energy Partners LP	32,320	1,430,160
Insurance 2.0%
Ambac Financial Group, Inc.*	15,577	236,770
American Equity Investment Life Holding Co.	34,554	978,224
Chubb Ltd.	49,698	7,259,387
Employers Holdings, Inc.	34,452	1,431,136
Goosehead Insurance, Inc. (Class A Stock)(a)	40,416	1,480,438
MetLife, Inc.	139,639	6,452,718
Universal Insurance Holdings, Inc.	8,617	250,238
		18,088,911

PGIM Jennison Blend Fund
Schedule of Investments as of May 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Interactive Media & Services 5.0%
Alphabet, Inc. (Class A Stock)*	12,787	$ 14,148,815
Alphabet, Inc. (Class C Stock)*	8,600	9,491,218
Facebook, Inc. (Class A Stock)*	67,534	11,985,259
Tencent Holdings Ltd. (China)	223,301	9,290,046
		44,915,338
Internet & Direct Marketing Retail 3.3%
Alibaba Group Holding Ltd. (China), ADR*(a)	58,470	8,727,232
Amazon.com, Inc.*	11,040	19,596,773
Etsy, Inc.*	12,729	793,144
		29,117,149
IT Services 6.0%
Adyen NV (Netherlands), 144A*	10,532	8,459,075
CACI International, Inc. (Class A Stock)*	8,187	1,666,218
EVERTEC, Inc. (Puerto Rico)	32,446	929,902
Evo Payments, Inc. (Class A Stock)*	71,586	2,107,492
InterXion Holding NV (Netherlands)*	45,420	3,347,908
KBR, Inc.	36,270	805,919
LiveRamp Holdings, Inc.*(a)	19,049	978,738
Mastercard, Inc. (Class A Stock)	57,604	14,486,830
PayPal Holdings, Inc.*	59,249	6,502,578
Square, Inc. (Class A Stock)*	54,332	3,365,867
Visa, Inc. (Class A Stock)	68,475	11,047,072
		53,697,599
Life Sciences Tools & Services 1.4%
Illumina, Inc.*	30,332	9,309,194
Medpace Holdings, Inc.*	16,098	868,970
NeoGenomics, Inc.*	38,670	839,526
Syneos Health, Inc.*	31,616	1,303,528
		12,321,218
Machinery 1.6%
Actuant Corp. (Class A Stock)(a)	59,663	1,320,939
Gardner Denver Holdings, Inc.*	66,657	2,264,338
Greenbrier Cos., Inc. (The)(a)	17,669	480,774
Harsco Corp.*	34,006	850,150
Milacron Holdings Corp.*	116,328	1,335,446
NN, Inc.	112,908	875,037
RBC Bearings, Inc.*	13,113	1,865,980

PGIM Jennison Blend Fund
Schedule of Investments as of May 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Machinery (cont’d.)
Rexnord Corp.*	96,740	$ 2,545,229
SPX Corp.*	24,451	727,173
Terex Corp.	17,490	468,207
Trinity Industries, Inc.	36,373	701,271
Welbilt, Inc.*(a)	69,402	1,070,873
		14,505,417
Media 1.7%
AMC Networks, Inc. (Class A Stock)*	16,622	877,143
Cardlytics, Inc.*	40,423	927,708
Comcast Corp. (Class A Stock)	171,266	7,021,906
Liberty Global PLC (United Kingdom) (Class C Stock)*	153,039	3,709,665
MSG Networks, Inc. (Class A Stock)*	36,126	762,620
Nexstar Media Group, Inc. (Class A Stock)	11,678	1,169,551
TEGNA, Inc.	47,341	716,743
		15,185,336
Metals & Mining 0.2%
Mayville Engineering Co., Inc.*	5,307	86,504
Sandstorm Gold Ltd. (Canada)*(a)	253,221	1,380,054
Schnitzer Steel Industries, Inc. (Class A Stock)	19,914	420,385
		1,886,943
Mortgage Real Estate Investment Trusts (REITs) 0.5%
MFA Financial, Inc.	486,144	3,422,454
PennyMac Mortgage Investment Trust	57,995	1,206,296
		4,628,750
Multiline Retail 0.1%
Big Lots, Inc.	19,143	528,347
Multi-Utilities 0.1%
NorthWestern Corp.	13,547	961,024
Oil, Gas & Consumable Fuels 3.1%
Anadarko Petroleum Corp.	30,983	2,180,274
California Resources Corp.*(a)	19,647	318,281
Callon Petroleum Co.*	87,524	547,025
Chevron Corp.	83,707	9,530,042
CVR Energy, Inc.	22,866	971,119
Noble Energy, Inc.	148,057	3,168,420

PGIM Jennison Blend Fund
Schedule of Investments as of May 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Royal Dutch Shell PLC (Netherlands) (Class A Stock), ADR	110,543	$ 6,832,663
Tallgrass Energy LP	58,457	1,390,692
WPX Energy, Inc.*	261,020	2,808,575
		27,747,091
Paper & Forest Products 0.1%
Boise Cascade Co.	24,166	536,485
Schweitzer-Mauduit International, Inc.	11,856	370,974
		907,459
Pharmaceuticals 4.4%
Aerie Pharmaceuticals, Inc.*(a)	25,937	944,626
Allergan PLC	20,139	2,455,145
AstraZeneca PLC (United Kingdom), ADR(a)	372,520	13,924,798
Eli Lilly & Co.	52,358	6,070,386
GW Pharmaceuticals PLC (United Kingdom), ADR*(a)	12,645	2,190,620
Horizon Therapeutics PLC*	136,697	3,257,489
Pfizer, Inc.	201,252	8,355,983
Prestige Consumer Healthcare, Inc.*	56,232	1,632,415
		38,831,462
Professional Services 0.6%
FTI Consulting, Inc.*(a)	15,748	1,321,572
Huron Consulting Group, Inc.*	20,201	994,496
Korn Ferry	35,290	1,520,293
Navigant Consulting, Inc.	46,076	1,013,672
WageWorks, Inc.*	14,802	739,656
		5,589,689
Real Estate Management & Development 0.2%
Kennedy-Wilson Holdings, Inc.	39,089	803,279
Marcus & Millichap, Inc.*	26,330	804,118
		1,607,397
Road & Rail 1.0%
Saia, Inc.*(a)	41,201	2,430,859
Union Pacific Corp.	38,092	6,352,984
		8,783,843

PGIM Jennison Blend Fund
Schedule of Investments as of May 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Semiconductors & Semiconductor Equipment 4.1%
Amkor Technology, Inc.*	116,975	$ 757,998
Broadcom, Inc.	36,116	9,088,230
Brooks Automation, Inc.	79,000	2,803,710
Inphi Corp.*(a)	34,329	1,506,357
Marvell Technology Group Ltd.	31,028	691,924
MaxLinear, Inc.*	91,116	1,928,926
Monolithic Power Systems, Inc.	9,998	1,164,267
NVIDIA Corp.	54,936	7,441,631
QUALCOMM, Inc.	107,636	7,192,237
Texas Instruments, Inc.	39,900	4,161,969
		36,737,249
Software 10.9%
2U, Inc.*(a)	25,494	968,517
Adobe, Inc.*	35,077	9,502,359
Bottomline Technologies DE, Inc.*	12,486	545,388
CyberArk Software Ltd. (Israel)*	40,040	5,287,282
Everbridge, Inc.*	28,062	2,206,796
HubSpot, Inc.*	28,359	4,914,048
LivePerson, Inc.*(a)	25,721	715,815
Microsoft Corp.	178,960	22,133,773
New Relic, Inc.*	28,336	2,842,668
Pagerduty, Inc.*(a)	5,053	259,724
Paylocity Holding Corp.*	8,656	867,504
Proofpoint, Inc.*	19,557	2,197,425
PTC, Inc.*	48,088	4,042,277
Q2 Holdings, Inc.*	34,606	2,534,543
salesforce.com, Inc.*	79,037	11,966,992
SAP SE (Germany), ADR	41,098	5,058,342
ServiceNow, Inc.*	17,370	4,549,724
Trade Desk, Inc. (The) (Class A Stock)*(a)	16,054	3,191,696
Varonis Systems, Inc.*	37,729	2,359,572
Workday, Inc. (Class A Stock)*	38,628	7,884,747
Zendesk, Inc.*	38,142	3,213,464
		97,242,656
Specialty Retail 1.8%
American Eagle Outfitters, Inc.	45,577	793,040
Asbury Automotive Group, Inc.*(a)	9,300	689,967
Boot Barn Holdings, Inc.*	44,140	1,153,378
Five Below, Inc.*	24,636	3,171,392
Hudson Ltd. (Class A Stock)*	93,934	1,275,624
Lowe’s Cos., Inc.	48,378	4,512,700

PGIM Jennison Blend Fund
Schedule of Investments as of May 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Specialty Retail (cont’d.)
Monro, Inc.	25,327	$ 2,018,815
Murphy USA, Inc.*	8,627	692,403
National Vision Holdings, Inc.*	27,087	737,579
Party City Holdco, Inc.*	136,529	1,078,579
		16,123,477
Technology Hardware, Storage & Peripherals 0.3%
Apple, Inc.	14,424	2,525,210
Textiles, Apparel & Luxury Goods 3.2%
G-III Apparel Group Ltd.*	52,082	1,340,070
Kering SA (France)	10,005	5,212,349
Lululemon Athletica, Inc.*	45,106	7,469,103
NIKE, Inc. (Class B Stock)	114,546	8,836,078
Steven Madden Ltd.	85,543	2,588,531
Tapestry, Inc.	73,154	2,089,278
Wolverine World Wide, Inc.	23,290	650,723
		28,186,132
Thrifts & Mortgage Finance 0.1%
WSFS Financial Corp.	25,597	1,015,945
Trading Companies & Distributors 0.3%
Beacon Roofing Supply, Inc.*	63,033	2,178,421
BMC Stock Holdings, Inc.*	14,548	291,396
MRC Global, Inc.*(a)	31,879	471,809
		2,941,626

Total Long-Term Investments (cost $633,957,750)		870,218,675

Short-Term Investments 8.6%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	26,803,478	26,803,478

PGIM Jennison Blend Fund
Schedule of Investments as of May 31, 2019 (unaudited) (continued)
Description	Shares	Value

Affiliated Mutual Funds (Continued)
PGIM Institutional Money Market Fund (cost $49,595,391; includes $49,499,771 of cash collateral for securities on loan)(b)(w)	49,593,420	$ 49,603,338

Total Short-Term Investments (cost $76,398,869)		76,406,816

TOTAL INVESTMENTS 106.0% (cost $710,356,619)		946,625,491
Liabilities in excess of other assets (6.0)%		(53,203,548)

Net Assets 100.0%		$ 893,421,943

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR—American Depositary Receipt
REIT(s)—Real Estate Investment Trust(s)

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $47,938,414; cash collateral of $49,499,771 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).